--------------------------------------------------------------------------------
                                                                     MAY 1, 2004
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HIGHMARK
   The smarter approach to investing.



ASSET ALLOCATION
PORTFOLIOS                             RETAIL SHARES
--------------------------------------------------------------------------------
prospectus                              o Income Plus Allocation Fund

                                        o Growth & Income Allocation Fund

                                        o Capital Growth Allocation Fund




[Mountain range graphic omitted]

[HIGHMARK FUNDS logo omitted]


The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                                                               1

--------------------------------------------------------------------------------

HOW TO READ
THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Class A and Class C Shares of HighMark's Asset Allocation Portfolios that you should know before investing. Each of the Asset Allocation Portfolios described in this prospectus is a "fund-of-funds" that invests in other mutual funds within the HighMark Funds family. As such, each Asset Allocation Portfolio's investment strategy is intended to determine the mix of the Fund's indirect investments as made through the underlying funds.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the HighMark Funds.

INDIVIDUAL HIGHMARK FUND PROFILES

ASSET ALLOCATION PORTFOLIOS
Income Plus Allocation Fund ..............................2
Growth & Income Allocation Fund ..........................5
Capital Growth Allocation Fund ...........................8

SHAREOWNER GUIDE -- HOW TO INVEST IN THE
HIGHMARK FUNDS
Choosing a Share Class ..................................11
How Sales Charges Are Calculated ........................11
Sales Charge Reductions and Waivers .....................12
Fees for Distribution of Shares .........................13
Payments to Financial Firms .............................13
Opening an Account ......................................14
Buying Shares ...........................................15
Selling Shares ..........................................15
Exchanging Shares .......................................16
Transaction Policies ....................................17
Dividends and Distributions .............................17
Taxes ...................................................18
Investor Services .......................................18

MORE ABOUT THE HIGHMARK FUNDS
Investment Management ...................................19
Financial Highlights ....................................19
Other Investment Matters ................................19
Glossary of Investment Risks ............................28

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

Each HighMark Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific HighMark Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio managers invest each Fund's assets in a way that they believe will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.


--------------------------------------------------------------------------------

[AMPERSAND GRAPHIC OMITTED]        FUND SUMMARY

[QUOTES GRAPHIC OMITTED]           INVESTMENT STRATEGY

[EXCLAMATION MARK GRAPHIC OMITTED] WHAT ARE THE MAIN
                                   RISKS OF INVESTING
                                   IN THIS FUND?

[AT SIGN GRAPHIC OMITTED]          PERFORMANCE INFORMATION

[POUND SIGN GRAPHIC OMITTED]       FUND INFORMATION

[DOLLAR SIGN GRAPHIC OMITTED]      FEES AND EXPENSES

--------------------------------------------------------------------------------

------------
  PROSPECTUS
------------
   HIGHMARK ASSET ALLOCATION PORTFOLIOS
2  INCOME PLUS ALLOCATION FUND

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

[AMPERSAND GRAPHIC OMITTED]  FUND SUMMARY

           INVESTMENT GOAL               To seek income and secondarily capital appreciation
           -------------------------------------------------------------------------------------------------------------------------
           INVESTMENT FOCUS              HighMark Fixed-Income and Equity Funds that invest primarily in investment grade bonds and U.S. common stocks
           -------------------------------------------------------------------------------------------------------------------------
           PRINCIPAL INVESTMENT STRATEGY Invests in a diversified group of other mutual funds in the HighMark Funds complex
           -------------------------------------------------------------------------------------------------------------------------
           SHARE PRICE VOLATILITY        Moderate
           -------------------------------------------------------------------------------------------------------------------------
           INVESTOR PROFILE              Investors seeking professionally-managed asset allocation with a conservative focus on fixed-income securities
           -------------------------------------------------------------------------------------------------------------------------

[QUOTES GRAPHIC OMITTED] INVESTMENT STRATEGY

HighMark Income Plus Allocation Fund seeks income and secondarily capital appreciation. To pursue this goal, the Fund, under normal circumstances, will invest between 60% and 80% of its assets in fixed income securities, and between 20% and 40% of its assets in equity securities. The Fund's strategic allocation target is 70% fixed income securities and 30% equity securities.

The Fund is the most conservative of the Asset Allocation Portfolio series. The Asset Allocation Portfolios seek to add value over the long-term through a combination of asset allocation and security selection. The mix of equity and fixed income investments will vary depending on the portfolio managers' outlook on the expected return and volatility of each selected investment. The portfolio managers determine the percentage of assets that will be invested in various securities and funds and market sectors using a fund-of-funds approach. Such decisions are based on a tactical fundamental investment outlook with a time horizon of 12-18 months.

The Asset Allocation Portfolios' investment discipline emphasizes valuation, economic conditions, interest rates, and other market factors such as investor sentiment and currency influences. Asset allocation exposures are determined by a disciplined portfolio management system that balances expected return and risks.

The HighMark Income Plus Allocation Fund may allocate to the following established HighMark Funds: Bond Fund, National Intermediate Tax-Free Bond Fund, Large Cap Value Fund, Value Momentum Fund, Core Equity Fund, Large Cap Growth Fund, Small Cap Value Fund, Small Cap Growth Fund and Diversified Money Market Fund.

The Fund may also invest in U.S. government securities, short-term securities, and cash and cash equivalents.

For a more complete description of the underlying funds and of the securities in which the underlying funds may invest, please see "Other Investment Matters" on page 19.

--------------------------------------------------------------------------------
[EXCLAMATION MARK GRAPHIC OMITTED] WHAT ARE THE MAIN
                                   RISKS OF INVESTING
                                   IN THIS FUND?

  Your investment in the Fund may be subject to the following risks:

  INVESTING IN MUTUAL FUNDS RISK: The Fund's investments are concentrated in the underlying funds, so the Fund's investment performance is directly related to the performance of those underlying funds. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund invests and the types of investments made by those underlying funds. In addition, because the Fund must allocate its investments among the underlying funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the underlying funds' holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the Fund's allocations among the underlying funds changes, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Fund may increase or decrease.
  FIXED INCOME FUND RISK: The Fund invests in underlying funds that invest primarily in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.
  EQUITY FUND RISK: The Fund also invests in underlying funds that invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Equity funds may also be subject to investment style risk, which is the risk that the particular market segment on which a Fund focuses will underperform other kinds of investments. Equity funds that invest in smaller capitalization companies are also subject to additional risks. Many small companies have limited track records and may also have limited product lines, markets or financial resources. Compared with larger companies, they may be more vulnerable to adverse business or economic developments, and their stocks tend to be less liquid and more volatile.
  In addition, the Fund (including the underlying funds) may trade securities actively, which could increase its transaction costs, thereby lowering return, and could also increase the amount of taxes you pay.
  For more information about these risks, please see "Glossary of Investment Risks" on page 28.

--------------------------------------------------------------------------------

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                                                               3

--------------------------------------------------------------------------------

[AT SIGN GRAPHIC OMITTED] PERFORMANCE
                          INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.


--------------------------------------------------------------------------------

[POUND SIGN GRAPHIC OMITTED] FUND
                             INFORMATION

                             CLASS        CUSIP         TICKER
                             --------------------------------------
                             Class A      431112614     N/A
                             Class C      431112598     N/A

--------------------------------------------------------------------------------

------------
  PROSPECTUS
------------
   HIGHMARK ASSET ALLOCATION PORTFOLIOS
4  INCOME PLUS ALLOCATION FUND (CONTINUED)

--------------------------------------------------------------------------------

[DOLLAR SIGN GRAPHIC OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A                 CLASS C
                                                                                           SHARES                  SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*        4.50%                    0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                  0%                     1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                        0%                      0%

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A                 CLASS C
                                                                                           SHARES                  SHARES
Investment Advisory Fees                                                                    0.65%                   0.65%
Distribution (12b-1) Fees                                                                   0.25%                   1.00%
Other Expenses+                                                                             0.58%                   0.33%
                                                                                            -----                   -----
   TOTAL ANNUAL FUND OPERATING EXPENSES++                                                   1.48%                   1.98%
Fee Waivers                                                                                 0.25%                    0%
   NET EXPENSES+++                                                                          1.23%                   1.98%

*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 0.50%. See "How Sales Charges are
Calculated."

***Does not include any wire transfer fees, if applicable.

+Other Expenses are based on estimated amounts for the current fiscal year.

++In addition to the expenses shown above, if you buy and hold Shares of the Fund, you will indirectly bear your pro rata share of fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of expenses of the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the average weighted expense ratio for each class of Shares is expected to be as follows: 2.72% for Class A Shares and 3.22% for
Class C Shares before fee waivers and expense reimbursement arrangements; 1.65% for Class A Shares and 2.40% for Class C Shares
after fee waivers and expense reimbursement arrangements.

+++The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for
Class A Shares from exceeding 1.23% for the period ending on November 29, 2004. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses, not including underlying fund expenses, are expected to be as follows:

         Class A Shares:   0.88%
         Class C Shares:   1.63%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

The example is based on the Annual Fund Operating Expenses disclosed in the table above, and does not reflect expenses you will bear indirectly with respect to the underlying funds in which the Fund invests.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                 1 YEAR             3 YEARS
CLASS A SHARES                    $570               $873

CLASS C SHARES

If you do not sell your shares:   $201               $621

If you sell your shares at the
end of the period:                $301               $621

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
HIGHMARK ASSET ALLOCATION PORTFOLIOS
GROWTH & INCOME ALLOCATION FUND                                                5

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

[AMPERSAND GRAPHIC OMITTED]  FUND SUMMARY

           INVESTMENT GOAL               To seek capital appreciation and income
           -------------------------------------------------------------------------------------------------------------------------
           INVESTMENT FOCUS              HighMark Equity and Fixed-Income Funds that invest primarily in U.S. common stocks and investment grade bonds
           -------------------------------------------------------------------------------------------------------------------------
           PRINCIPAL INVESTMENT STRATEGY Invests in a diversified group of other mutual funds in the HighMark Funds complex
           -------------------------------------------------------------------------------------------------------------------------
           SHARE PRICE VOLATILITY        Moderate
           -------------------------------------------------------------------------------------------------------------------------
           INVESTOR PROFILE              Investors seeking professionally-managed asset allocation with a balanced focus on both equity and fixed income securities
           -------------------------------------------------------------------------------------------------------------------------

[QUOTES GRAPHIC OMITTED] INVESTMENT STRATEGY

HighMark Growth & Income Allocation Fund seeks capital appreciation and income. To pursue this goal, the Fund, under normal circumstances, will invest between 50% and 70% of its assets in equity securities and between 30% and 50% of its assets in fixed income securities. The Fund's strategic allocation target is 60% equity securities and 40% fixed income securities.

HighMark Growth & Income Allocation Fund is a balanced option within the Asset Allocation Portfolio series. The Asset Allocation Portfolios seek to add value over the long-term through a combination of asset allocation and security selection. The mix of equity and fixed income investments will vary depending on the portfolio managers' outlook on the expected return and volatility of each selected investment. The portfolio managers determine the percentage of assets that will be invested in various securities and funds and market sectors using a fund-of-funds approach. Such decisions are based on a tactical fundamental investment outlook with a time horizon of 12-18 months.

The Asset Allocation Portfolios' investment discipline emphasizes valuation, economic conditions, interest rates, and other market factors such as investor sentiment and currency influences. Asset allocation exposures are determined by a disciplined portfolio management system that balances expected return and risks.

HighMark Growth & Income Allocation Fund may allocate to the following established HighMark Funds: Large Cap Value Fund, Value Momentum Fund, Core Equity Fund, Large Cap Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund, National Intermediate Tax-Free Bond Fund and Diversified Money Market Fund.

The Fund may also invest in U.S. government securities, short-term securities, and cash and cash equivalents.

For a more complete description of the underlying funds and of the securities in which the underlying funds may invest, please see "Other Investment Matters" on page 19.

--------------------------------------------------------------------------------
[EXCLAMATION MARK GRAPHIC OMITTED] WHAT ARE THE MAIN
                                   RISKS OF INVESTING
                                   IN THIS FUND?

  Your investment in the Fund may be subject to the following risks:

  INVESTING IN MUTUAL FUNDS RISK: The Fund's investments are concentrated in the underlying funds, so the Fund's investment performance is directly related to the performance of those underlying funds. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund invests and the types of investments made by those underlying funds. In addition, because the Fund must allocate its investments among the underlying funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the underlying funds' holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the Fund's allocations among the underlying funds change, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Fund may increase or decrease.
  FIXED INCOME FUND RISK: The Fund invests in underlying funds that invest primarily in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.
  EQUITY FUND RISK: The Fund also invests in underlying funds that invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Equity funds may also be subject to investment style risk, which is the risk that the particular market segment on which a Fund focuses will underperform other kinds of investments. Equity funds that invest in smaller capitalization companies are also subject to additional risks. Many small companies have limited track records and may also have limited product lines, markets or financial resources. Compared with larger companies, they may be more vulnerable to adverse business or economic developments, and their stocks tend to be less liquid and more volatile.
  In addition, the Fund (including the underlying funds) may trade securities actively, which could increase its transaction costs, thereby lowering return, and could also increase the amount of taxes you pay.
  For more information about these risks, please see "Glossary of Investment Risks" on page 28.

--------------------------------------------------------------------------------

------------
  PROSPECTUS
------------
   HIGHMARK ASSET ALLOCATION PORTFOLIOS
6  GROWTH & INCOME ALLOCATION FUND (CONTINUED)

--------------------------------------------------------------------------------

[AT SIGN GRAPHIC OMITTED] PERFORMANCE
                          INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.


--------------------------------------------------------------------------------

[POUND SIGN GRAPHIC OMITTED] FUND
                             INFORMATION

                             CLASS        CUSIP         TICKER
                             --------------------------------------
                             Class A      431112580     N/A
                             Class C      431112572     N/A

--------------------------------------------------------------------------------

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                                                               7

--------------------------------------------------------------------------------

[DOLLAR SIGN GRAPHIC OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A                 CLASS C
                                                                                           SHARES                  SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*       5.50%                     0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                  0%                     1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                        0%                      0%

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A                 CLASS C
                                                                                           SHARES                  SHARES
Investment Advisory Fees                                                                    0.65%                   0.65%
Distribution (12b-1) Fees                                                                   0.25%                   1.00%
Other Expenses+                                                                             0.58%                   0.33%
                                                                                            -----                   -----
   TOTAL ANNUAL FUND OPERATING EXPENSES++                                                   1.48%                   1.98%
Fee Waivers                                                                                 0.25%                    0%
   NET EXPENSES+++                                                                          1.23%                   1.98%

*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are
Calculated."

***Does not include any wire transfer fees, if applicable.

+Other Expenses are based on estimated amounts for the current fiscal year.

++In addition to the expenses shown above, if you buy and hold Shares of the Fund, you will indirectly bear your pro rata share of fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of expenses of the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the average weighted expense ratio for each class of Shares is expected to be as follows: 2.76% for Class A Shares and 3.26% for
Class C Shares before fee waivers and expense reimbursement arrangements; 1.70% for Class A Shares and 2.45% for Class C Shares
after fee waivers and expense reimbursement arrangements.

+++The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for
Class A Shares from exceeding 1.23% for the period ending on November 29, 2004. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses, not including underlying fund expenses, are expected to be as follows:

         Class A Shares:   0.82%
         Class C Shares:   1.57%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

The example is based on the Annual Fund Operating Expenses disclosed in the table above, and does not reflect expenses you will bear indirectly with respect to the underlying funds in which the Fund invests.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                 1 YEAR             3 YEARS

CLASS A SHARES                    $668               $969

CLASS C SHARES

If you do not sell your shares:   $201               $621

If you sell your shares at the
end of the period:                $301               $621

------------
  PROSPECTUS
------------
   HIGHMARK ASSET ALLOCATION PORTFOLIOS
8  CAPITAL GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

[AMPERSAND GRAPHIC OMITTED]  FUND SUMMARY

           INVESTMENT GOAL               To seek primarily capital appreciation
           -------------------------------------------------------------------------------------------------------------------------
           INVESTMENT FOCUS              HighMark Equity and Fixed-Income Funds that invest primarily in U.S. common stocks and investment grade bonds
           -------------------------------------------------------------------------------------------------------------------------
           PRINCIPAL INVESTMENT STRATEGY Invests in a diversified group of other mutual funds in the HighMark Funds complex
           -------------------------------------------------------------------------------------------------------------------------
           SHARE PRICE VOLATILITY        Moderate to High
           -------------------------------------------------------------------------------------------------------------------------
           INVESTOR PROFILE              Investors seeking professionally-managed asset allocation with a growth-oriented focus on equity securities
           -------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

[QUOTES GRAPHIC OMITTED] INVESTMENT STRATEGY

HighMark Capital Growth Allocation Fund primarily seeks capital appreciation. To pursue this goal, the Fund under normal circumstances will invest between 70% and 90% of its assets in equity securities and between 10% and 30% of its assets in fixed income securities. The Fund's strategic allocation target is 80% equity securities and 20% fixed income securities.

The Fund is a growth-oriented option within the Asset Allocation Portfolio series. The Asset Allocation Portfolios seek to add value over the long-term through a combination of asset allocation and security selection. The mix of equity and fixed income investments will vary depending on the portfolio managers' outlook on the expected return and volatility of each selected investment. The portfolio managers determine the percentage of assets that will be invested in various securities and funds and market sectors using a fund-of-funds approach. Such decisions are based on a tactical fundamental investment outlook with a time horizon of 12-18 months.

The Asset Allocation Portfolios' investment discipline emphasizes valuation, economic conditions, interest rates, and other market factors such as investor sentiment and currency influences. Asset allocation exposures are determined by a disciplined portfolio management system that balances expected return and risks.

HighMark Capital Growth Allocation Fund may allocate to the following established HighMark Funds: Large Cap Value Fund, Value Momentum Fund, Core Equity Fund, Large Cap Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund, National Intermediate Tax-Free Bond Fund and Diversified Money Market Fund.

The Fund may also invest in U.S. government securities, short-term securities, and cash and cash equivalents.

For a more complete description of the underlying funds and of the securities in which the underlying funds may invest, please see "Other Investment Matters" on page 19.

--------------------------------------------------------------------------------
[EXCLAMATION MARK GRAPHIC OMITTED] WHAT ARE THE MAIN
                                   RISKS OF INVESTING
                                   IN THIS FUND?

  Your investment in the Fund may be subject to the following risks:
  INVESTING IN MUTUAL FUNDS RISK: The Fund's investments are concentrated in the underlying funds, so the Fund's investment performance is directly related to the performance of those underlying funds. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund invests and the types of investments made by those underlying funds. In addition, because the Fund must allocate its investments among the underlying funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the underlying funds' holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the Fund's allocations among the underlying funds change, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Fund may increase or decrease.
  FIXED INCOME FUND RISK: The Fund invests in underlying funds that invest primarily in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.
  EQUITY FUND RISK: The Fund also invests in underlying funds that invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Equity funds may also be subject to investment style risk, which is the risk that the particular market segment on which a Fund focuses will underperform other kinds of investments. Equity funds that invest in smaller capitalization companies are also subject to additional risks. Many small companies have limited track records and may also have limited product lines, markets or financial resources. Compared with larger companies, they may be more vulnerable to adverse business or economic developments, and their stocks tend to be less liquid and more volatile.
  In addition, the Fund (including the underlying funds) may trade securities actively, which could increase its transaction costs, thereby lowering return, and could also increase the amount of taxes you pay.
  For more information about these risks, please see "Glossary of Investment Risks" on page 28.

--------------------------------------------------------------------------------

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                                                               9

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[AT SIGN GRAPHIC OMITTED] PERFORMANCE
                          INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.



--------------------------------------------------------------------------------

[POUND SIGN GRAPHIC OMITTED]  FUND
                              INFORMATION

                              CLASS        CUSIP         TICKER
                              --------------------------------------
                              Class A      431112564     N/A
                              Class C      431112556     N/A

--------------------------------------------------------------------------------

------------
  PROSPECTUS
------------
    HIGHMARK ASSET ALLOCATION PORTFOLIOS
10  CAPITAL GROWTH ALLOCATION FUND (CONTINUED)

--------------------------------------------------------------------------------

[DOLLAR SIGN GRAPHIC OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A                 CLASS C
                                                                                           SHARES                  SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*        5.50%                    0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                  0%                     1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                        0%                      0%

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A                 CLASS C
                                                                                           SHARES                  SHARES
Investment Advisory Fees                                                                    0.65%                   0.65%
Distribution (12b-1) Fees                                                                   0.25%                   1.00%
Other Expenses+                                                                             0.58%                   0.33%
                                                                                            -----                   -----
TOTAL ANNUAL FUND OPERATING EXPENSES++                                                      1.48%                   1.98%
Fee Waivers                                                                                 0.25%                     0%
NET EXPENSES+++                                                                             1.23%                   1.98%

*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are
Calculated."

***Does not include any wire transfer fees, if applicable.

+Other Expenses are based on estimated amounts for the current fiscal year.

++In addition to the expenses shown above, if you buy and hold Shares of the Fund, you will indirectly bear your pro rata share of fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of expenses of the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the average weighted expense ratio for each class of Shares is expected to be as follows: 2.78% for Class A Shares and 3.28% for
Class C Shares before fee waivers and expense reimbursement arrangements; 1.80% for Class A Shares and 2.55% for Class C Shares
after fee waivers and expense reimbursement arrangements.

+++The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for
Class A Shares from exceeding 1.23% for the period ending on November 29, 2004. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses, not including underlying fund expenses, are expected to be as follows:

         Class A Shares:   0.82%
         Class C Shares:   1.57%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

The example is based on the Annual Fund Operating Expenses disclosed in the table above, and does not reflect expenses you will bear indirectly with respect to the underlying funds in which the Fund invests.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                 1 YEAR             3 YEARS

CLASS A SHARES                    $668               $969

CLASS C SHARES

If you do not sell your shares:   $201               $621

If you sell your shares at the
end of the period:                $301               $621

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                                                                      PROSPECTUS
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                                                                              11

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SHAREOWNER GUIDE -
HOW TO INVEST IN THE
HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund Share classes we offer is right for you.

FOREIGN INVESTORS

The Funds do not accept investments by non-U.S. persons.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Two classes of Fund Shares--Classes A and C--are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between HighMark's Class A and Class C Shares:

CLASS A

o Front-end sales charges, as described below.

o Distribution and service (12b-1) fees of 0.25%.

o Because Class A Shares will normally be the better choice if your investment qualifies for a reduced sales charge:

  o Orders for Class C Shares for $1 million or more normally should be placed as orders for Class A Shares.

  o Orders for Class C Shares by an investor eligible to purchase Class A Shares without a front-end sales charge normally should be placed as orders for Class A Shares.

CLASS C

o No front-end sales charge.

o Distribution and service (12b-1) fees of 1.00%.

o A deferred sales charge, as described below.

o No automatic conversion to Class A Shares, so annual expenses continue at the Class C level throughout the life of your investment.

BECAUSE 12B-1 FEES ARE PAID ON AN ONGOING BASIS, CLASS C SHAREHOLDERS COULD END UP PAYING MORE EXPENSES OVER THE LONG TERM THAN CLASS A SHAREHOLDERS WHO HOLD THEIR SHARES FOR A SIMILAR PERIOD.

FOR PURCHASES OF $1 MILLION OR GREATER, THE SALES CHARGE FOR CLASS A SHARES IS WAIVED. AS A RESULT, IF YOU ARE MAKING AN INITIAL INVESTMENT OF $1 MILLION OR MORE, THE LOWER OPERATING EXPENSES OF CLASS A SHARES MAY MAKE THEM A BETTER CHOICE FOR YOU THAN CLASS C SHARES.

HOW SALES CHARGES ARE CALCULATED

CLASS A SHARES: FRONT-END SALES CHARGE

GROWTH & INCOME ALLOCATION FUND AND
CAPITAL GROWTH ALLOCATION FUND

                               AS A              AS A
                           PERCENTAGE OF     PERCENTAGE OF
YOUR INVESTMENT           OFFERING PRICE    YOUR INVESTMENT
0 - $49,999                    5.50%             5.82%
$50,000 - $99,999              4.50%             4.71%
$100,000 - $249,999            3.75%             3.90%
$250,000 - $499,999            2.50%             2.56%
$500,000 - $999,999            2.00%             2.04%
$1,000,000 and Over            0.00%*            0.00%

*If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%, based on the current market value of the Shares. Multiple purchases are handled on a "first in, first out" basis.

INCOME PLUS ALLOCATION FUND

                               AS A              AS A
                           PERCENTAGE OF     PERCENTAGE OF
YOUR INVESTMENT           OFFERING PRICE    YOUR INVESTMENT
0 - $49,999                    4.50%             4.71%
$50,000 - $99,999              4.00%             4.17%
$100,000 - $249,999            3.50%             3.63%
$250,000 - $499,999            2.25%             2.30%
$500,000 - $999,999            2.00%             2.04%
$1,000,000 and Over            0.00%*            0.00%

*If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 0.50%, based on the current market value of the Shares. Multiple purchases are handled on a "first in, first out" basis.

CLASS C SHARES: CONTINGENT DEFERRED SALES CHARGE

If you sell Class C Shares within one year of buying them, you must pay what is known as a "contingent deferred sales charge" (CDSC) of 1.00%, based on either the original cost you paid for the Shares or their current market value, whichever is less. We do not impose a CDSC on Shares you may have acquired by reinvesting your dividends or capital gains distributions.

In addition, we calculate any CDSC you may owe by considering the number of Shares you are selling, not the value of your account. To keep your CDSC as low as possible, each time you ask us to sell Shares, we will first sell any Shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those Shares that have the lowest CDSC next.

------------
  PROSPECTUS
------------
    HIGHMARK FUNDS
12

--------------------------------------------------------------------------------

On the purchase of your shares, the Distributor pays a commission equal to 1.00% of your purchase to your broker or financial institution. The Distributor also receives any CDSC imposed when you sell your Class C Shares.

REPURCHASE OF CLASS A SHARES

You may purchase any amount of Class A Shares of any HighMark Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of HighMark Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire Shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, we must receive your purchase order within 30 days of your redemption. In addition, you must notify us when you send in your purchase order that you are repurchasing shares.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES. You can combine multiple purchases of Class A Shares in several ways to qualify for reduced sales charges. Notify us at the time of your purchase if you believe you qualify for a reduced sales charge for any of the following reasons:

o RIGHT OF ACCUMULATION PRIVILEGE: You may combine the value of Class A Shares you are presently buying with the current value of any Class A Shares, Class B Shares or Class C Shares of any HighMark Fund you bought previously for: (1) your account; (2) your spouse's account; (3) a joint account with your spouse; or (4) your minor children's trust or custodial accounts. A fiduciary who is purchasing Shares for the same fiduciary account, trust or estate may also use this right of accumulation. The applicable front-end sales charge rate for the new purchase is based on the total of your current purchase and the current value of all other Shares you own.

o COMBINATION PRIVILEGE: You may combine your investment in Class A Shares of several HighMark Funds sold subject to a comparable sales charge to qualify for the reduced sales charge.

o LETTER OF INTENT: If you plan to invest in Class A Shares of a HighMark Fund and, within a 13-month period, make additional investments in Class A Shares of that Fund or Class A Shares of another HighMark Fund, you may be able to receive a reduced sales charge on your cumulative investment. To take advantage of this privilege, you must start with a minimum initial investment of 5% of the total amount and inform us in writing within 90 days of your initial purchase. Be sure to notify us again when you make additional investments in another HighMark Fund.

REDUCTIONS FOR QUALIFIED GROUP(S). If you are investing with, or on behalf of, a group, your combined purchases of Class A Shares may be eligible for a reduced sales charge through the accumulation and combination privileges described above. Each investor will retain an individual account.

CONTACT YOUR FINANCIAL REPRESENTATIVE OR THE DISTRIBUTOR TO FIND OUT HOW TO QUALIFY, OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

CLASS A FRONT-END SALES CHARGE WAIVERS: The front-end sales charge will be waived on Class A Shares bought:

 (1) Through reinvestment of dividend and capital gain distributions.

 (2) By investment companies advised by HighMark Capital Management, Inc., Union Bank of California, N.A., or their affiliates; or distributed by SEI Investments Distribution Co. or their affiliates placing orders on each entity's behalf.

 (3) By state and local governments.

 (4) By individuals rolling over distributions received from employee benefit trust accounts administered by Union Bank of California into an individual retirement account administered by the Bank, or for which the Bank serves as trustee or custodian. Future purchases will be subject to the appropriate sales charge.

 (5) By individuals investing the proceeds from a required minimum distribution at age 70 1/2 from their employee benefit qualified plan or an individual retirement account administered by Union Bank of California.

 (6) By individuals investing proceeds received in connection with a distribution paid from a Union Bank of California trust or agency account.

 (7) By investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Class A Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts, if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent.

 (8) By brokers, dealers and agents (as well as their employees, spouses and children under the age of 21) who have a sales agreement with the Distributor and are purchasing Class A Shares for their own account.

 (9) By individuals buying Class A Shares on behalf of a qualified prototype retirement plan (other than an IRA, SEP-IRA or Keogh).

(10) By sponsors of a unit investment trust (UIT) who are buying Class A Shares of HighMark Large Cap Growth Fund for deposit into the UIT. This exception may also apply to you if you hold a UIT and invest distributions you receive from it in Class A Shares of the HighMark Large Cap Growth Fund.

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                                                                      PROSPECTUS
                                                                      ----------

                                                                              13

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(11) By current or retired trustees of HighMark Funds; by directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co. or their affiliated companies and of Sub-Advisers to the HighMark Funds.

(12) By investors receiving Class A Shares issued in plans of reorganization, such as mergers, asset acquisitions, and exchange offers, to which HighMark Funds is a party.

(13) By persons who bought Class A Shares without the assistance of an investment professional between May 15, 1998 and August 31, 1998. Such individuals may make future purchases of Class A Shares at no sales charge.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE WAIVER, CONTACT THE DISTRIBUTOR OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SEE THE BACK COVER OF THIS PROSPECTUS).

FOR CATEGORIES 2 THROUGH 11 AND 13 ABOVE, YOU MUST NOTIFY THE DISTRIBUTOR AT THE TIME YOU BUY THE SHARES THAT YOUR PURCHASE QUALIFIES FOR A SALES CHARGE WAIVER.

CDSC WAIVERS: You may qualify for a CDSC waiver if:

o you are selling Shares as part of a systematic withdrawal plan.

o you are taking certain distributions from a retirement plan.

o the shareholder has died or become disabled.

YOU MUST NOTIFY US THAT YOU ARE ELIGIBLE FOR A WAIVER UNDER THESE CIRCUMSTANCES AT THE TIME YOU WISH TO SELL SHARES.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A CDSC WAIVER, CONTACT YOUR FINANCIAL REPRESENTATIVE OR THE DISTRIBUTOR OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

FEES FOR DISTRIBUTION OF SHARES

HighMark Funds has adopted 12b-1 plans with respect to Class A and Class C Shares that allow each Fund to pay distribution and service fees. The maximum distribution and service fee for each class of Shares is as follows:

                                  PERCENTAGE OF AVERAGE
SHARE CLASS                         DAILY NET ASSETS

Class A                                     0.25%
Class C                                     1.00%

Because 12b-1 fees are paid on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PAYMENTS TO FINANCIAL FIRMS

Some or all of the sales charges, distribution fees and servicing fees described above may be paid or "reallowed" to the broker, dealer, financial adviser or other financial intermediary through which you purchase your Shares. In addition to the foregoing, your broker, dealer, financial adviser or other financial intermediary may receive certain other payments and compensation described below. For purposes of the following, "financial firms" means brokers, dealers, financial advisers and other financial intermediaries.

A Fund may make payments under HighMark Funds' shareholder service plan relating to the Class A Shares to financial firms that agree to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of Class A Shares of the Fund. In consideration for such services, a financial firm is compensated by the applicable Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the Class A Shares of such Fund. The shareholder service plan is more fully described in the Funds' Statement of Additional Information. Financial firms may also receive sales charges, distribution fees, servicing fees and other compensation relating to other classes of Shares and other Funds not offered in this prospectus.

HighMark Capital Management, Inc. may make payments, at its expense, to financial firms at an annual rate of up to 0.50% of the average daily net assets of the Asset Allocation Portfolios for the sale of Shares of the Asset Allocation Portfolios and/or the maintenance of share balances.

The Funds' administrator, SEI Investments Global Funds Services, may pay out of its own assets compensation to financial firms for the sale and distribution of the Shares of any of the Funds and/or for the servicing of Shares. Payments made by the Funds' administrator may be made to supplement commissions paid to financial firms, and may take the form of (1) due diligence payments for a financial firm's examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial firm's list of mutual funds available for purchase by its clients; (3) fees for providing the Funds with "shelf space" and/or a higher profile for a financial firm's financial consultants and their customers and/or placing the Funds on the financial firm's preferred or recommended list; (4) marketing support fees for providing assistance in promoting the sale of Shares;
(5) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; (6) payments for maintaining shareholder accounts on a financial firm's platform; and (7) payments for the sale of Shares and/or the maintenance of share balances. HighMark Capital Management, Inc. may also pay out of its own assets fees to financial firms for providing the Funds with "shelf space" and/or a higher profile for the financial firms' financial consultants and their customers and/or placing the Funds on the financial firms' preferred or recommended lists.

Payments made by the Funds' administrator to a financial firm also may be used by the financial firm to pay for the travel expenses, meals, lodging and entertainment of financial firms and their salespersons and guests in connection with education, sales and promotional programs. These programs,

------------
PROSPECTUS
------------
    HIGHMARK FUNDS
14

--------------------------------------------------------------------------------

which may be different for different financial firms, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

If investment advisers, administrators, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular Share class over other Share classes. Speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Funds, HighMark Capital Management, Inc., the Funds' administrator and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial adviser at the time of purchase.

HighMark Capital Management, Inc. and/or a Fund's sub-adviser do not consider sales of Shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. However, some broker-dealers that sell Shares of the Funds may receive commissions from a Fund in connection with the execution of the Fund's portfolio transactions.

OPENING AN ACCOUNT

1. Read this prospectus carefully.

2. Determine how much money you want to invest.

   The minimum investments for the HighMark Funds are as follows:

   o  INITIAL PURCHASE:       $1,000 for each Fund

                              $250 for current and retired trustees of HighMark Funds and directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, N.A., SEI Investments Distribution Co. and their affiliates.

   o  ADDITIONAL PURCHASES:   $100 for each Fund

   We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, or 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

5. CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

   What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening an account.

   HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

   In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

   Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

   Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

   However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF THE DISTRIBUTOR OR THE ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                                                              15

--------------------------------------------------------------------------------

BUYING SHARES

--------------------------------------------------------------------------------
BY CHECK
--------------------------------------------------------------------------------
OPENING AN ACCOUNT

o Make out a check for the investment amount, payable to "HighMark Funds."

o Deliver the check and your completed application to your financial representative, or mail them to our Transfer Agent (address below).

ADDING TO AN ACCOUNT

o Make out a check for the investment amount, payable to "HighMark Funds."

o Include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

o Deliver the check and your note to your financial representative, or mail them to our Transfer Agent.

  TRANSFER AGENT ADDRESS:
  HighMark Funds
  P.O. Box 8416
  Boston, MA 02266-8416
  Phone Number: 1-800-433-6884

All purchases made by check should be in U.S. dollars.

THIRD PARTY CHECKS, CREDIT CARD CHECKS, TRAVELER'S CHECKS, STARTER CHECKS, MONEY ORDERS OR CASH WILL NOT BE ACCEPTED.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
OPENING AN ACCOUNT

o Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

ADDING TO AN ACCOUNT

o Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
OPENING AN ACCOUNT

o Deliver your completed application to your financial representative, or mail it to the Transfer Agent (address above).

o Obtain your Fund account number by calling your financial representative or our Transfer Agent.

o Instruct your bank to wire the amount of your investment to:
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, MA 02101
  ABA# 011000028
  DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

ADDING TO AN ACCOUNT

o Call our Transfer Agent before wiring any funds.

o Instruct your bank to wire the amount of your investment to:
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, MA 02101
  ABA# 011000028
  DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------
OPENING AN ACCOUNT

o Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

ADDING TO AN ACCOUNT

o Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

Contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES

--------------------------------------------------------------------------------
BY LETTER
--------------------------------------------------------------------------------
DESIGNED FOR

o Accounts of any type.

o Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

o Write a letter indicating the Fund name, your share class, your Fund account number, the name(s) in which the account is registered and the dollar value or number of Shares you wish to sell.

o Include all signatures and any guarantees that may be required (see "Selling Shares in Writing").

o Mail the materials to our Transfer Agent.

  TRANSFER AGENT ADDRESS:
  HighMark Funds
  P.O. Box 8416
  Boston, MA 02266-8416
  Phone Number: 1-800-433-6884

o We will mail a check to the name(s) and address in which the account is registered, unless you give us other written instructions.

o If you are invested in an IRA or Roth IRA account, you can contact HighMark customer service to obtain an IRA distribution form at 1-800-433-6884. The IRA distribution form is also downloadable at www.highmarkfunds.com.

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16

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BY PHONE
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DESIGNED FOR

o Accounts of any type, except Individual Retirement Accounts or Roth IRAs.

o Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

o To place your order, contact your financial representative or HighMark Funds at 1-800-433-6884 between 8:30 a.m. and 6:00 p.m. Eastern Time on most business days.

--------------------------------------------------------------------------------
BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
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DESIGNED FOR

o Requests by letter to sell at least $500 (accounts of any type).

o Requests by phone to sell at least $500 (accounts of any type excluding IRA and Roth IRA accounts).

TO SELL SOME OR ALL OF YOUR SHARES

o We will wire amounts of $500 or more on the next business day after we receive your request.

o Shares cannot be redeemed by wire on Federal holidays restricting wire transfers.

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BY EXCHANGE
--------------------------------------------------------------------------------
DESIGNED FOR

o Accounts of any type.

o Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

o Obtain a current prospectus for the Fund into which you are exchanging by calling HighMark Funds or your financial representative.

o Call HighMark Funds or your financial representative to request an exchange.

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THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------
DESIGNED FOR

o Accounts set up through financial institutions.

TO SELL SOME OR ALL OF YOUR SHARES

o Contact your financial institution for information on their procedures for transmitting orders to HighMark Funds.

Contact your financial representative for instructions and assistance.

To make systematic withdrawals from an account, see "Investor Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a medallion guarantee, which protects you against fraudulent orders. You will need a medallion guarantee if:

o you are selling more than $5,000 worth of Shares.

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or to a bank account other than that on record.

o you changed your address of record within the last 30 days.

You should be able to obtain a medallion guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a medallion guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the purchase. In such a case you may need to resubmit your redemption request after we have received payment.

REDEMPTION IN KIND. The Funds reserve the right to make payment on redemptions in securities rather than cash.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Class A or Class C Shares of one HighMark Fund for those of another HighMark Fund (the "new Fund"), provided that you:

o Are qualified to invest in the new Fund.

o Satisfy the initial and additional investment minimums for the new Fund.

o Invest in the same share class in the new Fund as you did in the previous
  Fund.

o Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new Fund is based on the relative net asset values of the Shares you are exchanging plus any applicable sales charge.

CLASS A SHARES. If you want to exchange Class A Shares of one HighMark Fund for those of another Fund that has a higher sales charge, you must pay the difference. The same is true if you want to exchange Class A Shares of a no-load HighMark Money Market Fund for those of another HighMark Fund with a sales charge. There is one exception: If you acquired Class A Shares of a HighMark Money Market Fund in an exchange out of Class A Shares of a non-money market HighMark Fund (the

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"Initial Fund"), you may exchange such Class A Money Market Fund Shares for
Class A Shares of another HighMark Fund and pay, with respect to sales charges, the difference between the sales charge of the Initial Fund and the sales charge of the Fund that you are currently exchanging into if the sales charge of the Fund that you are exchanging into is higher. To receive a reduced sales charge when exchanging into a Fund, you must notify us that you originally paid a sales charge and provide us with information confirming your qualification.

TRANSACTION POLICIES

VALUATION OF SHARES. A Fund's net asset value per share of a class is calculated according to the following formula:

   (Total mkt. value of the Fund's investments and other assets allocable to the class - the class's liabilities)

   / Total number of the Fund's Shares outstanding in the class

   = The class's net asset value per share

We determine the net asset value (NAV) of each HighMark Asset Allocation Fund as of the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. Pacific time (4:00 p.m. Eastern time), every business day, based on the current market price of the Fund's securities. If that is not available, we value securities by using a method that the Funds' Board of Trustees believes accurately reflects fair value. Although we use the same method to determine the NAV of Class A and Class C Shares, the NAV of a Fund's Class C Shares may be lower than that of its Class A Shares because Class C Shares have higher distribution expenses. For further information about how we determine the value of the Funds' investments, see the Statement of Additional Information.

BUY AND SELL PRICES. Excluding any transaction-based or other fees charged by your broker-dealer, when you buy Shares of a class, the price you will pay per share is the net asset value per share of such class next determined after we receive your order, plus any applicable sales charges. When you sell Shares, you will receive per share the net asset value per share of such class next determined after we receive your order, minus any applicable deferred sales charges.

EXECUTION OF ORDERS. You may buy and sell Shares of the HighMark Asset Allocation Funds on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day"). The New York Stock Exchange is closed on weekends and national holidays.

o PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

o PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest and it is received by the Transfer Agent prior to 1:00 p.m. PT (4:00 p.m. ET). If the Transfer Agent does not receive the money you plan to wire by this deadline, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

o SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order on the following business day.

The Transfer Agent may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the Distributor. A Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Transfer Agent. Broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Fund.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of HighMark Funds' overall obligation to deter money laundering under Federal law. HighMark Funds has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, HighMark Funds reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of HighMark Funds management, they are deemed to be in the best interest of the Funds or in cases when HighMark Funds is requested or compelled to do so by governmental or law enforcement authorities.

DIVIDENDS AND
DISTRIBUTIONS

As a mutual fund Shareholder, you may receive capital gains and/or income from your investment. Each of the HighMark Asset Allocation Portfolios declares and pays income dividends quarterly. The Funds distribute any net capital gains they have realized at least once a year.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s) unless you notify our Transfer Agent that you want to receive your distributions in cash by sending a letter with your request, including your name and account number to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

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Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash. In general, a Fund's Class A Shares will pay higher dividends than its Class C Shares, because Class C Shares have higher distribution fees.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We have summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the Statement of Additional Information.

TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales and redemptions of the Fund shares, any gain on the transaction will be subject to federal income tax.

TAXES ON FUND DISTRIBUTIONS

o FEDERAL TAXES: The IRS generally treats any dividends and short-term capital gains you receive from the Funds as ordinary income. Distributions of investment income designated by the Funds as derived from "qualified investment income" will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. An Asset Allocation Portfolio will not be able to offset gains realized by one Fund in which it invests against losses realized by another Fund in which it invests. The use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

o STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.

o TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net long-term capital gains you receive from a Fund will be taxed at the long-term federal capital gains rate, regardless of how long you've owned Shares in the Fund. Some states also tax long-term capital gain distributions at a special rate.

o "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

o REINVESTMENT: A Fund's distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF FUNDS INVESTING IN FOREIGN
SECURITIES: If your Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, shareholders in these Funds will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt a Fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per Fund is $100.* AIP is available only to current Shareholders who wish to make additional investments to their existing account(s).

To take part in AIP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

*There is a $50 monthly minimum for current or retired trustees of the HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark's AIP on or before December 11, 1998.

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SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark's Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

o Have at least $5,000 in your HighMark Fund(s) account.

o Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

SWP via check will only run on the 25th of each month. SWP via the Automated Clearing House ("ACH") can be run on any date. If your automatic withdrawals through SWP exceed the income your Fund(s) normally pay, your withdrawals may, over time, deplete your original investmentor exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per share of your Fund(s) may also contribute to the depletion of your principal.

CLASS A SHAREHOLDERS SHOULD NOTE THE FOLLOWING:
If you are currently making additional purchases of HighMark Shares that carry a sales load, or plan to do so, it generally would not be in your best interest to participate in SWP.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee is required if your bank information is changing).

Please contact HighMark Funds at 1-800-433-6884 for more information.

MORE ABOUT THE
HIGHMARK FUNDS

INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc. serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees.

Effective June 30, 2004, HighMark Capital Management will be a subsidiary of Union Bank of California, N.A., which is a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is a publicly held corporation, which is principally held by The Bank of Tokyo-Mitsubishi, Ltd. (BTM). BTM is in turn a wholly owned subsidiary of Mitsubishi Tokyo Financial Group, Inc. As of December 31, 2003, UnionBanCal Corporation and its subsidiaries had approximately $42.5 billion in consolidated assets. As of the same date, HighMark Capital Management, had approximately $17.1 billion in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 50 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

For its advisory services to the Asset Allocation Portfolios, HighMark Capital Management is entitled to receive management fees at an annual rate of 0.65% of the Funds' average daily net assets.

PORTFOLIO MANAGERS

All investment decisions for the HighMark Funds are made by a team of investment professionals, all of whom take an active part in the decision making process.

FINANCIAL HIGHLIGHTS

Financial information for the Asset Allocation Portfolios is not presented because Shares of the Asset Allocation Portfolios were not offered prior to the date of this Prospectus.

OTHER INVESTMENT MATTERS

No Asset Allocation Portfolio is a complete investment program. The investment objectives or goals of the Asset Allocation Portfolios and the investment policies of the Asset Allocation Portfolios can be changed without shareholder approval, except for the policies that are identified as "fundamental" in the Statement of Additional Information.

ALLOCATION OF INVESTMENTS

Each of the Asset Allocation Portfolios invests its assets in other mutual funds of HighMark Funds, which in turn invest in the stocks and/or bonds of entities in different industries, economic sectors and geographic regions. A brief description of the investment strategies of the underlying mutual funds can be found in "Investment Strategies of the Underlying Funds" below. The Asset Allocation Portfolios may also hold government securities, cash and cash equivalents and other securities as permitted by Federal law.

The Asset Allocation Portfolios target to invest their assets in the underlying funds within the ranges set forth in the following table:

--------------------------------------------------------------------------------
FUND NAME                                  PERCENTAGE OF ASSETS INVESTED IN FUND
--------------------------------------------------------------------------------
                                                          GROWTH &     CAPITAL
                                            INCOME PLUS    INCOME      GROWTH
                                             ALLOCATION  ALLOCATION  ALLOCATION
                                                FUND        FUND        FUND
--------------------------------------------------------------------------------
Core Equity Fund                                0-40%       0-55%        0-70%
--------------------------------------------------------------------------------
Large Cap Growth Fund                           0-20%       0-25%        0-30%
--------------------------------------------------------------------------------
Large Cap Value Fund                            0-20%       0-25%        0-30%
--------------------------------------------------------------------------------
Small Cap Growth Fund                           0-20%       0-20%        0-20%
--------------------------------------------------------------------------------
Small Cap Value Fund                            0-20%       0-20%        0-20%
--------------------------------------------------------------------------------
Value Momentum Fund                             0-20%       0-30%        0-40%
--------------------------------------------------------------------------------
Bond Fund                                       0-60%       0-40%        0-30%
--------------------------------------------------------------------------------
National Intermediate
Tax-Free Bond Fund                              0-20%       0-20%        0-20%
--------------------------------------------------------------------------------
Diversified Money Market
Fund                                            0-40%       0-30%        0-20%
--------------------------------------------------------------------------------

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INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

The following is a brief description of the principal investment strategies of each of the underlying funds.

HIGHMARK CORE EQUITY FUND. HighMark Core Equity Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in the stocks of U.S. companies with capitalizations similar to Standard & Poor's 500 Composite Index (S&P 500 Index). To choose stocks for the Fund, the portfolio managers focus on common stocks of large, well-established companies that have strong financial characteristics, attractive growth prospects and are attractively valued. These companies generally have long records of profitability and dividend payments and a reputation for high-quality management, products and services. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

HIGHMARK LARGE CAP GROWTH FUND. HighMark Large Cap Growth Fund seeks long-term capital appreciation through investments in equity securities. The production of current income is an incidental objective. To pursue its primary goal, the Fund invests principally in the equity securities of large U.S. growth-oriented companies that the portfolio managers believe are also financially stable. Growth-oriented companies are those whose earnings are growing at a faster rate than the market as a whole, or have the potential to do so. The portfolio managers attempt to select securities with appreciation possibilities by looking at many factors, including (1) the company's market position, product line, technological position and prospects for increased earnings, (2) the management capability of the company being considered, (3) the short-term and long-term outlook for the industry being analyzed, and (4) changes in economic and political conditions. The portfolio managers may also analyze the demands of investors for the security relative to its price. Securities may be chosen when the portfolio managers anticipate a development that might have an effect on the value of a security. In general, the portfolio managers may sell a security if they determine that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. The portfolio managers may also sell a security to take advantage of more attractive investment opportunities or to raise cash. Under normal circumstances, the Fund will invest at least 80% of its assets in large capitalization companies. Waddell & Reed Investment Management Company serves as the sub-adviser to the Fund.

HIGHMARK LARGE CAP VALUE FUND. HighMark Large Cap Value Fund seeks long-term capital appreciation. To pursue its goal, the portfolio managers attempt to position the Fund at the optimal point between excess return and risk, after consideration of trading costs. The portfolio managers utilize a disciplined and systematic quantitative investment process, attempting to identify undervalued stocks of large capitalization U.S. companies, favoring those that seem inexpensive compared to their relative level of assets, earnings, momentum, and strength of management. Stocks are ranked relative to their industry peers; sector weights generally match those of the benchmark. Potentially profitable stocks are purchased in relation to potential risk and transaction cost posed to the Fund. Securities are evaluated for sale the same way they are for purchase. A sale or purchase of a security will occur only if a candidate has an advantageous combination of expected return, risk characteristics, and estimated roundtrip transaction costs. Individual positions are normally pared back if they exceed the benchmark weight by 1.2% or more. Portfolio turnover is expected to be approximately 100% annually. Under normal circumstances, the Fund will invest at least 80% of its assets in large capitalization companies. Aronson+Johnson+Ortiz, LP serves as the sub-adviser to the Fund.

HIGHMARK SMALL CAP GROWTH FUND. HighMark Small Cap Growth Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in the stocks of U.S. small capitalization companies that the portfolio managers believe offer above average growth potential. In analyzing specific companies for possible investment, the Fund's portfolio managers look for businesses that demonstrate strong increases in earnings per share and continue to strengthen their fundamental capabilities, competitive positions, product and service offerings and customer bases. The portfolio managers initiate investments opportunistically, when the stocks are particularly attractively valued, yet concentrate the Fund's holdings in companies best positioned for most rapid growth. The portfolio managers ordinarily use conservative valuation parameters, focusing on several key numbers, their historical levels and relative value to a peer universe. These numbers include price to earnings (P/E), earnings growth rates, relative P/E to growth, price to EBITDA, return on equity, return on assets and return on investments, among others. Quarterly earnings expectations and results are carefully followed, and the Fund's portfolio managers consider whether to sell a particular security when any of the key factors materially changes. Under normal circumstances, the Fund will invest at least 80% of its assets in small capitalization companies. Chartwell Investment Partners L.P. serves as the sub-adviser to the Fund.

HIGHMARK SMALL CAP VALUE FUND. HighMark Small Cap Value Fund seeks to provide long-term capital appreciation. To pursue this goal, the Fund invests primarily in the stocks of small capitalization U.S. companies that the Fund's portfolio managers believe are undervalued. The portfolio managers seek companies that they believe are both fundamentally strong and undervalued relative to current market averages and/or the stock's own historic norms. Of these, the portfolio managers favor companies exhibiting positive momentum in their share price or earnings. Under normal circumstances, the Fund will invest at least 80% of its assets in small capitalization companies. LSV Asset Management serves as the sub-adviser to the Fund.

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HIGHMARK VALUE MOMENTUM FUND. HighMark Value Momentum Fund seeks to provide long-term capital growth, with a secondary objective of income. To pursue this goal, the Fund invests primarily in U.S. stocks that the portfolio managers believe are undervalued. The portfolio managers emphasize a value-oriented approach to selecting stocks for the Fund's portfolio. They first identify stocks that they believe are undervalued relative to the market and to their own historic valuations. The portfolio managers then screen these stocks to eliminate those that demonstrate excessive negative price or earnings momentum. The Fund generally will invest in companies with a medium to large market capitalization and a majority of them will pay dividends.

HIGHMARK BOND FUND. HighMark Bond Fund seeks to provide total return through investments in fixed-income securities. To pursue this goal, the Fund invests primarily in bonds, which include (1) debt obligations issued or guaranteed by the U.S. government or its agencies, (2) corporate debt securities issued by U.S. or foreign companies that nationally recognized rating agencies such as Moody's or Standard & Poor's recognize as investment-grade, (3) investment-grade bonds backed by the interest and principal payments of various types of mortgages (mortgage-backed securities), and (4) investment-grade bonds backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards (asset-backed securities). Under normal circumstances, the Fund will invest at least 80% of its assets in bonds. The Fund may also invest up to 10% of its assets in issues that are rated below BBB but have a minimum rating of B by Moody's and/or S&P at the time of investment. The Fund will maintain an average duration of between 3 and 6 years, which the managers expect to be within one year of the duration of the Lehman Brothers U.S. Aggregate Bond Index. The portfolio managers consider several factors when selecting securities for the Fund's portfolio, including (1) an assessment of the future level of interest rates and inflation, (2) expectations for U.S. and global economic growth, (3) relative yields among securities in various market sectors and (4) the yield to maturity, quality liquidity and capital appreciation potential of individual securities. The Fund's managers also consider the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade in the issuer's credit rating.

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND. HighMark National Intermediate Tax-Free Bond Fund seeks to provide high current income that is exempt from federal income taxes. To pursue this goal, the Fund invests primarily in municipal bonds and notes of states, territories and possessions of the United States that are exempt from federal income tax. Under normal circumstances, the Fund will invest at least 80% of its assets in bonds the income from which is exempt from federal income tax. Under normal circumstances, the Fund will invest at least 65% of its assets in municipal securities. The Fund expects to maintain an average portfolio maturity of between 3 and 10 years. In selecting bonds for the Fund's portfolio, the portfolio managers consider factors such as (1) the potential direction of interest rate changes,
(2) their expectations for the U.S. economy in general, and (3) the credit rating and stability of the issuers. The Fund may also invest in futures and options on futures for the purpose of achieving the Fund's objectives and for adjusting portfolio duration.

HIGHMARK DIVERSIFIED MONEY MARKET FUND. HighMark Diversified Money Market Fund seeks to generate current income with liquidity and stability of capital. To pursue this goal, the Fund invests primarily in high-quality, short-term debt securities. "High-quality" securities are those that at least one nationally recognized rating agency such as Standard & Poor's has judged financially strong enough to be included in its highest credit-quality category for short-term securities. The Fund may also invest in nonrated securities if the portfolio managers believe they are of comparably high quality. In choosing investments for the Fund, the portfolio managers consider several factors, including (1) the outlook for interest rates, (2) buying and selling activity in the high-quality, short-term securities market as a whole and/or individual securities, (3) current imbalances in the supply of high-quality, short-term securities relative to demand, and (4) the appropriateness of particular securities to the Fund's objectives. To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have an effective maturity of no more than 397 days. Although the portfolio managers strive to ensure that the Fund is diversified, from time to time they may concentrate the Fund's assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable SEC guidelines, if they believe it is in the best interest of the Fund's shareholders.

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    HIGHMARK FUNDS
22

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INVESTMENT SECURITIES OF THE UNDERLYING FUNDS

The HighMark Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the underlying Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest. The Asset Allocation Portfolios do not currently invest in the Balanced Fund or the California Intermediate Tax-Free Bond Fund.

FUND NAME                                                            FUND CODE
Balanced Fund                                                        1
Core Equity Fund                                                     2
Large Cap Growth Fund                                                3
Large Cap Value Fund                                                 4
Small Cap Growth Fund                                                5
Value Momentum Fund                                                  6
Small Cap Value Fund                                                 7
Bond Fund                                                            8
California Intermediate Tax-Free Bond Fund                           9
National Intermediate Tax-Free Bond Fund                             10
Diversified Money Market Fund                                        11

INSTRUMENT                                                           FUND CODE          RISK TYPE
---------------------------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE LOANS (ARMSS): Loans in a                   1, 8               Prepayment
mortgage pool which provide for a fixed initial mortgage                                Market
interest rate for a specified period of time, after which the rate                      Credit
may be subject to periodic adjustments.                                                 Regulatory
---------------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS): ADRs are foreign                1-7                Market
Shares of a company held by a U.S. bank that issues a                                   Political
receipt evidencing ownership. ADRs pay dividends in U.S. dollars.                       Foreign Investment
---------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: Securities backed by company                1, 8-11            Prepayment
receivables, home equity loans, truck and auto loans,                                   Market
leases, credit card receivables and other securities backed                             Credit
by other types of receivables or assets.                                                Regulatory
---------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts               1-8, 11            Credit
drawn on and accepted by a commercial bank. They generally                              Liquidity
have maturities of six months or less.                                                  Market
---------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted government or corporate        1-11               Market
securities that obligate the issuer to pay the bondholder                               Credit
a specified sum of money, usually at specific intervals, and                            Prepayment/Call
to repay the principal amount of the loan at maturity.
---------------------------------------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the              1-7, 9-10          Management
right to buy, and obligates the seller of the option to sell,                           Liquidity
a security at a specified price. A put option gives the buyer                           Credit
the right to sell, and obligates the seller of the option to buy,                       Market
a security at a specified price. The Funds may buy call and                             Leverage
put options and will sell only covered call options.
---------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments                      1-8, 11            Market
with a stated maturity.                                                                 Credit
                                                                                        Liquidity
---------------------------------------------------------------------------------------------------------------------------

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                                                                              23

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
INSTRUMENT                                                           FUND CODE          RISK TYPE
---------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term                   1-11               Credit
promissory notes issued by corporations and other entities.                             Liquidity
Their maturities generally vary from a few days to nine months.                         Market
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                      1-7                Market
---------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that                1-7                Market
convert to common stock.                                                                Credit
---------------------------------------------------------------------------------------------------------------------------
DEMAND NOTES: Securities that are subject to puts and                1-11               Market
standby commitments to purchase the securities at a fixed                               Liquidity
price (usually with accrued interest) within a fixed period                             Management
of time following demand by a Fund.
---------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an              1-11               Management
underlying contract, index or security, or any combination                              Market
thereof, including futures, options (e.g., puts and calls),                             Credit
options on futures, swap agreements, and some                                           Liquidity
mortgage-backed securities.                                                             Leverage
                                                                                        Prepayment/Call
---------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies               1-8, 11            Market
including ADRs and Global Depository Receipts (GDRs), as well                           Political
as commercial paper of foreign issuers and obligations of                               Foreign Investment
foreign governments, companies, banks, overseas branches of                             Liquidity
U.S. banks or supranational entities.                                                   Emerging Market
                                                                                        Call
---------------------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS: An obligation to                 1-8                Management
purchase or sell a specific amount of a currency at a fixed                             Liquidity
future date and price set by the parties involved at the time                           Credit
the contract is negotiated.                                                             Market
                                                                                        Political
                                                                                        Leverage
                                                                                        Foreign Investment
---------------------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the            1-10               Management
future sale and purchase of a specific amount of a specific                             Market
security, class of securities, or index at a specified time in                          Credit
the future and at a specified price. The aggregate value                                Liquidity
of options on securities (long puts and calls) will not exceed                          Leverage
10% of a HighMark Equity Fund's net assets at the time it
purchases the options. Each Equity Fund will limit obligations under futures, options on futures, and options on securities to no more than 25% of the Fund's assets. The HighMark Fixed
Income Funds may invest in futures and options on futures for the purpose of achieving their objectives and for adjusting
their portfolio's duration. Each of these Funds will limit their obligations under futures contracts and related options to
no more than 10% of its assets.
---------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD/HIGH-RISK BONDS: Bonds rated below investment             1-10               Credit
grade by the primary rating agencies (e.g., BB or lower by                              Market
Standard & Poor's and Ba or lower by Moody's). These                                    Liquidity
securities are considered speculative and involve greater
risk of loss than investment grade bonds. Also called "lower rated bonds," "noninvestment grade bonds" and "junk bonds."
---------------------------------------------------------------------------------------------------------------------------

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    HIGHMARK FUNDS
24

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
INSTRUMENT                                                           FUND CODE          RISK TYPE
---------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities that ordinarily cannot be            1-11               Liquidity
sold within seven business days at the value the Fund                                   Market
has estimated for them. Each Fund may invest up to
15% of its net assets in illiquid securities.
---------------------------------------------------------------------------------------------------------------------------
INDEX-BASED SECURITIES: Index-based securities such as               1-7                Market
Standard & Poor's Depository Receipts ("SPDRs") and
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent
ownership in a long-term unit investment trust that holds a
portfolio of common stocks designed to track the price
performance and dividend yield of an index, such as the S&P
500 Index or the NASDAQ-100 Index. Index-based securities
entitle a holder to receive proportionate quarterly cash
distributions corresponding to the dividends that accrue to
the index stocks in the underlying portfolio, less trust
expenses.
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of registered                  1-11               Market
investment companies. These may include HighMark Money
Market Funds and other registered investment companies for
which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor.
Each of the Funds may invest up to 5% of its assets in the
Shares of any one registered investment company. A Fund may
not, however, own more than 3% of the securities of any one
registered investment company or invest more than 10% of its assets in the Shares of other registered investment
companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that
investment company, which are in addition to the management
fees the Fund pays its own adviser.
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE SECURITIES: Securities rated BBB or higher          1-11               Market
by Standard & Poor's; Baa or better by Moody's; similarly                               Credit
rated by other nationally recognized rating organizations;                              Prepayment/Call
or, if not rated, determined to be of comparably high
quality by the Adviser.
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S.                     1-11               Market
dollar-denominated debt securities with remaining                                       Credit
maturities of one year or less. These may include short-term
U.S. government obligations, commercial paper and other
short-term corporate obligations, repurchase agreements
collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial
institution obligations. These securities may carry fixed or variable interest rates.
---------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES: Bonds backed by real                     1, 8-11            Prepayment
estate loans and pools of loans. These include                                          Market
collateralized mortgage obligations (CMOs) and                                          Credit
real estate mortgage investment conduits (REMICs).                                      Regulatory
---------------------------------------------------------------------------------------------------------------------------

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                                                                      PROSPECTUS
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                                                                              25

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
INSTRUMENT                                                           FUND CODE          RISK TYPE
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL FORWARDS: Forward commitments to purchase                  9, 10              Market
tax-exempt bonds with a specific coupon to be                                           Leverage
delivered by an issuer at a future date (typically                                      Liquidity
more than 45 days but less than one year). Municipal                                    Credit
forwards are normally used as a refunding mechanism for
bonds that may be redeemed only on a designated future
date. Any Fund that makes use of municipal forwards
will maintain liquid, high-grade securities in a segregated
account in an amount at least equal to the purchase price
of the municipal forward.
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES: Securities issued by a state or                9, 10              Market
political subdivision to obtain funds for various public                                Credit
purposes. Municipal securities include revenue bonds,                                   Political
certificates of participation, private activity bonds and                               Tax
industrial development bonds, as well as general obligation                             Regulatory
bonds, tax anticipation notes, bond anticipation notes, revenue                         Prepayment/Call
anticipation notes, project notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal
housing authorities (single family revenue bonds).

There are two general types of municipal bonds: GENERAL-
OBLIGATION BONDS, which are secured by the taxing power of
the issuer (and, in California, have the approval of voters) and
REVENUE BONDS, which take many shapes and forms but are
generally backed by revenue from a specific project or tax.
These include, but are not limited to,certificates of participation
(COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment
district and community facilities district (Mello-Roos) issues which are secured by taxes on specific real estate parcels;
hospital revenue; and industrial development bonds that are
secured by the financial resources of a private company.
---------------------------------------------------------------------------------------------------------------------------
OBLIGATIONS OF SUPRANATIONAL AGENCIES: Securities issued             1-10               Credit
by supranational agencies that are chartered to promote                                 Foreign Investment
economic development and are supported by various                                       Prepayment/Call
governments and government agencies.
---------------------------------------------------------------------------------------------------------------------------

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    HIGHMARK FUNDS
26

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
INSTRUMENT                                                              FUND CODE          RISK TYPE
---------------------------------------------------------------------------------------------------------------------------
PARTICIPATION INTERESTS: Interests in municipal securities from         1, 9, 10           Market
financial institutions such as commercial and investment banks,                            Liquidity
savings and loan associations and insurance companies.                                     Credit
These interests are usually structured as some form of                                     Tax
indirect ownership that allows the Fund to treat the income
from the investment as exempt from federal income tax.
The Fund invests in these interests to obtain credit
enhancement on demand features that would be available
through direct ownership of the underlying municipal securities.
---------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: Equity securities that generally pay dividends        1-7                Market
at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation.
Preferred stock generally does not carry voting rights.
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and                   1-11               Market
the simultaneous commitment to return the security to the                                  Leverage
seller at an agreed upon price on an agreed upon date.
This is treated as a loan.
---------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS: The sale of a security                   1-11               Market
and the simultaneous commitment to buy the security back                                   Leverage
at an agreed upon price on an agreed upon date. This is
treated as a borrowing by a Fund.
---------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the              1-11               Liquidity
Securities Act of 1933, such as privately placed commercial                                Market
paper and Rule 144A securities.
---------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the                 1-11               Market
Fund's total assets. In return the Fund will receive                                       Leverage
cash, other securities and/or letters of credit.                                           Liquidity
                                                                                           Credit
---------------------------------------------------------------------------------------------------------------------------
SWAP AGREEMENTS: A transaction where one                                1-10               Management
security or characteristic of a security is swapped                                        Market
for another. An example is when one party trades                                           Credit
newly issued stock for existing bonds with                                                 Liquidity
another party.                                                                             Leverage
---------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER: Commercial paper                           9-11               Credit
issued by governments and political sub-divisions.                                         Liquidity
                                                                                           Market
                                                                                           Tax
---------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in              1-8, 11            Liquidity
exchange for a deposit of money.                                                           Credit
                                                                                           Market
---------------------------------------------------------------------------------------------------------------------------
TREASURY RECEIPTS: Treasury receipts, Treasury investment               1-11               Market
growth receipts, and certificates of accrual of Treasury securities.
---------------------------------------------------------------------------------------------------------------------------
UNIT INVESTMENT TRUSTS: A type of investment vehicle,                   1-8                Market
registered with the Securities and Exchange Commission
under the Investment Company Act of 1940, that purchases a
fixed portfolio of income-producing securities, such as
corporate, municipal, or government bonds, mortgage-backed
securities, or preferred stock. Unit holders receive an
undivided interest in both the principal and the income
portion of the portfolio in proportion to the amount of
capital they invest. The portfolio of securities remains
fixed until all the securities mature and unit holders have
recovered their principal.
---------------------------------------------------------------------------------------------------------------------------

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                                                                              27

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
INSTRUMENT                                                           FUND CODE          RISK TYPE
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                 1-11               Market
by agencies and instrumentalities of the U.S. government.                               Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.                                  Call
---------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                      1-11               Market
separately traded registered interest and principal
securities, and coupons under bank entry safekeeping.
---------------------------------------------------------------------------------------------------------------------------
VARIABLE AMOUNT MASTER DEMAND NOTES: Unsecured                       11                 Credit
demand notes that permit the indebtedness to vary
and provide for periodic adjustments in the interest rate
according to the terms of the instrument. Because master
demand notes are direct lending arrangements between
HighMark Funds and the issuer, they are not normally
traded. Although there is no secondary market in these
notes, the Fund may demand payment of principal and
accrued interest at specified intervals.
---------------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with             1-11               Credit
interest rates that are reset daily, weekly, quarterly or on                            Liquidity
some other schedule. Such instruments may be payable to                                 Market
a Fund on demand.
---------------------------------------------------------------------------------------------------------------------------
WARRANTS: Securities that give the holder the right to buy a         1-7, 10            Market
proportionate amount of common stock at a specified price.                              Credit
Warrants are typically issued with preferred stock and bonds.
---------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                      1-11               Market
A purchase of, or contract to purchase, securities at a fixed                           Credit
price for delivery at a future date. The portfolio managers                             Leverage
of each Fund expect that commitments to enter into forward                              Liquidity
commitments or purchase when-issued securities will not
exceed 25% of the Fund's total assets.
---------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar               1, 8-11            Market
denominated bonds issued by foreign corporations or                                     Credit
governments. Sovereign bonds are those issued by the                                    Call
government of a foreign country. Supranational bonds are
those issued by supranational entities, such as the World
Bank and European Investment Bank. Canadian bonds are
those issued by Canadian provinces.
---------------------------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of               1-11               Credit
debt that pay no interest, but are issued at a discount from                            Market
their value at maturity. When held to maturity, their entire                            Zero Coupon
return equals the difference between their issue price and
their maturity value.
---------------------------------------------------------------------------------------------------------------------------

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    HIGHMARK FUNDS
28

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GLOSSARY OF
INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

EMERGING MARKET RISK. To the extent that a Fund does invest in emerging markets to enhance overall returns, it may face higher political, foreign investment, and market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also FOREIGN INVESTMENT RISK below.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund's hedging transactions will be effective.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk.

INVESTMENT STYLE RISK. The risk that the particular type of investment on which a Fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT & CALL RISK. The risk that a security's principal will be repaid at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                                                              29

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that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"or repaya high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

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------------
    HIGHMARK FUNDS
30

--------------------------------------------------------------------------------

NOTES

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

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NOTES

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------------
    HIGHMARK FUNDS
32

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NOTES

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--------------------------------------------------------------------------------



HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER
HIGHMARK CAPITAL MANAGEMENT, INC.
475 Sansome Street
San Francisco, CA 94111

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
475 Sansome Street
San Francisco, CA 94111

ADMINISTRATOR & DISTRIBUTOR
SEI INVESTMENTS GLOBAL FUNDS SERVICES
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
ROPES & GRAY LLP
One California Street, Suite 2200
San Francisco, CA 94111

AUDITORS

DELOITTE & TOUCHE LLP
350 South Grand Avenue
Suite 200
Los Angeles, CA 90071

TRANSFER AGENT
STATE STREET BANK & TRUST COMPANY
P.O. Box 8416
Boston, MA 02266


HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the last year.

To obtain the SAI, the Annual or Semi-Annual Reports free of charge, or for more information:

BY TELEPHONE:  call 1-800-433-6884

BY MAIL:  write to us at
          SEI Investments Distribution Co.
          1 Freedom Valley Drive
          Oaks, PA 19456

BY INTERNET:  www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI, Annual and Semi-Annual Reports, and other information about the HighMark Funds from the EDGAR database on the SEC Website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, D.C. 20549-0102.




HighMark Funds' Investment Company Act registration number is 811-05059.

[Mountain range graphic omitted]

[HIGHMARK FUNDS logo omitted]

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071

WWW.HIGHMARKFUNDS.COM                                            HMK-PS-010-0100
                                                                         84823-P